Stock Incentive Plans (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
Summary of stock options outstanding
Options Outstanding, Number Outstanding	1,162,000
Options Outstanding, Weighted Average Exercise Price	$ 46.3992599813308
Options Outstanding, Weighted Average Remaining Contract Life	6 years 9 months
Options Exercisable, Number Exercisable	313,000
Options Exercisable, Weighted Average Exercise Price	$ 40.8170981665418
Options Exercisable,Weighted Average Remaining Contract Life	6 years 0 months
Options Outstanding, Aggregate Intrinsic Value	$ 17,095,000
Options Exercisable, Aggregate Intrinsic Value	$ 6,341,000
Range One [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$30-$40
Options Outstanding, Number Outstanding	271,000
Options Outstanding, Weighted Average Exercise Price	$ 36.7961134933616
Options Outstanding, Weighted Average Remaining Contract Life	6 years 3 months
Options Exercisable, Number Exercisable	132,000
Options Exercisable, Weighted Average Exercise Price	$ 36.5794933746657
Options Exercisable,Weighted Average Remaining Contract Life	5 years 5 months
Range Two [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$40-$50
Options Outstanding, Number Outstanding	593,000
Options Outstanding, Weighted Average Exercise Price	$ 45.3068133182021
Options Outstanding, Weighted Average Remaining Contract Life	7 years 7 months
Options Exercisable, Number Exercisable	181,000
Options Exercisable, Weighted Average Exercise Price	$ 43.9038024240412
Options Exercisable,Weighted Average Remaining Contract Life	6 years 3 months
Range Three [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$50+
Options Outstanding, Number Outstanding	298,000
Options Outstanding, Weighted Average Exercise Price	$ 57.33
Options Outstanding, Weighted Average Remaining Contract Life	10 years 0 months
Options Exercisable, Number Exercisable	0
Options Exercisable, Weighted Average Exercise Price	$ 0
Options Exercisable,Weighted Average Remaining Contract Life	0 years 0 months